Indebtedness (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Indebtedness
Schedule of mortgage indebtedness

	June 30, 2014	December 31, 2013
Face amount of mortgage loans	$1,501,446	$917,532
Premiums, net	4,981	1,082

Carrying value of mortgage loans	$1,506,427	$918,614

	2013	2012
Fixed-Rate Debt:
Mortgages, including $1,082 and $1,591 premiums, respectively. Weighted average interest and maturity of 5.87% and 4.0 years at December 31, 2013. Weighted average interest and maturity of 5.89% and 4.8 years at December 31, 2012.	$918,614	$926,159

Schedule of mortgages on previously unencumbered properties

      In addition, during the six months ended June 30, 2014, mortgages were obtained on previously unencumbered properties as follows (in millions):

Property	Amount	Interest Rate	Type	Maturity
Muncie Mall	$37.0	4.19%	Fixed	4/1/2021
Oak Court Mall	40.0	4.76%	Fixed	4/1/2021
Lincolnwood Town Center	53.0	4.26%	Fixed	4/1/2021
Cottonwood Mall	105.0	4.82%	Fixed	4/6/2024
Westminster Mall	85.0	4.65%	Fixed	4/1/2024
Charlottesville Fashion Square	50.0	4.54%	Fixed	4/1/2024
Town Center at Aurora	55.0	4.19%	Fixed	4/1/2019

Total(1)	$425.0

(1)
Proceeds were retained by SPG as part of the separation (see Note 6).

Schedule of fair values of the financial instruments and the related discount rate assumptions

	June 30, 2014	December 31, 2013
Fair value of fixed-rate mortgages	$1,522,270	$981,631
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.16%	3.06%

	2013	2012
Fair value of fixed-rate mortgages	$981,631	$1,014,405
Weighted average discount rates assumed in calculation of fair value for fixed-rate mortgages	3.06%	3.33%